Commitments and Contingencies (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2009 coal_fired_electric_generating_facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Entity Information [Line Items]
Total Legal Loss Contingencies Accrued | $		$ 13.4	$ 2.6
Indianapolis Power And Light Company
Entity Information [Line Items]
Number of facilities with violations of Federal Clean Air Act | coal_fired_electric_generating_facility	3